Marketable debt securities (Details 3)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable Debt Securities Average Interest Currency [Abstract]
Real	5.00%	5.50%	5.50%
US dollar	4.10%	5.90%	6.80%
Total	4.50%	5.60%	5.70%